COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Feb. 06, 2024 USD ($)	Jan. 29, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
COMMITMENT AND CONTINGENCIES
Capital expenditure incurred | ¥			¥ 0	¥ 4,392
Segment Discontinued Operations | I-Mab Hong Kong | Subsequent Event | I-Mab Hangzhou
COMMITMENT AND CONTINGENCIES
Exchange for extinguishment of the existing repurchase obligations	$ 183,000
Monetary claim by nonparticipating shareholders		$ 17,360